SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

                                   --------
                       Deutsche Health and Wellness Fund


On March 7, 2016, the MSCI World Health Care Index replaced the S&P North American Health Care Sector Index as the fund's secondary securities index. On March 7, 2016, the S&P North American Health Care Sector Index was discontinued and S&P will no longer be providing performance information for the S&P North American Health Care Sector Index after March 7, 2016.

               Please Retain This Supplement for Future Reference


May 24, 2016
PROSTKR-639

                                                   Deutsche
                                                   Asset Management [DB Logo]